Net Income / (Loss) from continuing operations Per Unit	12 Months Ended
Dec. 31, 2019
Net Income / (Loss) from continuing operations Per Unit [Abstract]
Net Income / (Loss) from continuing operations Per Unit

15. Net Income / (Loss) from continuing operations Per Unit

The general partner’s and common unit holders’ interests in net income are calculated as if all net income for periods subsequent to April 4, 2007, were distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash (Note 13), which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper resources for the Partnership’s business. Unlike available cash, net income is affected by non-cash items. The Partnership follows the guidance relating to the Application of the Two-Class Method and its application to Master Limited Partnerships,                    which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the Two-Class Method.

The Partnership also considers whether the Partnership Agreement contains any contractual limitations concerning distributions to the IDRs that would impact the amount of earnings to allocate to the IDRs for each reporting period.

Under the Partnership Agreement, the holder of the IDRs in the Partnership, which is currently CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions (Note 13). The Partnership excluded the effect of the 12,983,333 Class B Convertible Preferred Units in calculating dilutive EPU for the years ended December 31, 2019, 2018 and 2017, as they were anti-dilutive.

For the year ended December 31, 2019 the Partnership excluded the effect of 428,958 unvested units under the omnibus incentive compensation plan in calculating dilutive EPU for its common unit holders as they were anti-dilutive.For the years ended December 31, 2018 and 2017 the Partnership excluded the effect of 77,857 units under the omnibus incentive compensation plan which vested in December 2018 (Note 14) in calculating dilutive EPU for its common unit holders as they were anti-dilutive. The non-vested units are participating securities because they received distributions from the Partnership and these distributions do not have to be returned to the Partnership if the non-vested units are forfeited by the grantee.

 Excluding the non-cash vessels’ impairment charge, as this was not distributed to the Partnership’s unit holders for the year ended December 31, 2019 and 2018, the Partnership’s net income for the years ended December 31, 2019, 2018 and 2017 did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP’s interest in net income.

The two class method used to calculate EPU from continuing operations is as follows:

BASIC AND DILUTED	2019	2018	2017
Numerators
Partnership’s net income / (loss) from continuing operations	$ 24,421	$ (7,611)	$ 15,795
Less:
Preferred unit holders’ interest in Partnership’s net income from continuing operations	2,652	11,101	11,101
Deemed dividend to preferred unit holders’ (Note 13)	9,119	-	-
General Partner’s interest in Partnership’s net income / (loss) from continuing operations	236	(352)	86
Partnership’s net income / (loss) from continuing operations allocable to unvested units	130	(103)	13
Common unit holders’ interest in Partnership’s net income / (loss) from continuing operations	$ 12,284	$ (18,257)	$ 4,595
Denominators
Weighted average number of common units outstanding, basic and diluted	18,178,144	18,100,455	17,692,192
Net income /(loss) from continuing operations per common unit:
Basic and Diluted	$ 0.68	$ (1.01)	$0.26